Impairment of Non-Financial Assets - Schedule of Recoverable Amount Equal of Carrying Amount (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member] | AD2 CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	10.60%
Long-term growth rate	1.50%
Bottom of Range [Member] | SC + ST CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	13.00%	15.60%
Long-term growth rate	1.50%	1.50%
Bottom of Range [Member] | Dragon Marketing CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	11.80%	13.50%
Long-term growth rate	1.50%	2.00%
Top of Range [Member] | AD2 CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	44.10%
Long-term growth rate	1.50%
Top of Range [Member] | SC + ST CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	14.00%	25.10%
Long-term growth rate	1.00%	1.50%
Top of Range [Member] | Dragon Marketing CGU [Member]
Schedule of Recoverable Amount Equal of Carrying Amount [Line Items]
Pre-tax discount rate	13.80%	13.50%
Long-term growth rate	1.00%	0.50%